INCOME TAX EXPENSE - Schedule of Components of Income Tax Expense (Recovery) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Current tax
Current tax	$ 237	$ 222	$ 502	$ 474
Deferred tax
Deferred tax expense (income)	106	36	215	170
Income tax expense	$ 343	$ 258	$ 717	$ 644